Reconciliation of Liabilities Arising from Financing Activities - Summary of Changes in Group's Liabilities Arising from Financing Activities (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of reconciliation of liabilities arising from financing activities [line Items]
Beginning balance	¥ 112,528
Financing cash flows	(16,147)
New finance leases	55
Interest expenses	304
Foreign exchange gain	(8)
Acquisition of the Eighth Acquired Group	87
Acquisition of non-controlling interests	150		¥ 7
Distribution to non-controlling interests	89	¥ 86	¥ 80
Dividends declared	7,530
Others	(5)
Ending balance	104,583	112,528
Short-term Debt [member]
Disclosure of reconciliation of liabilities arising from financing activities [line Items]
Beginning balance	40,780
Financing cash flows	13,778
Ending balance	54,558	40,780
Long-term debt and payable [member]
Disclosure of reconciliation of liabilities arising from financing activities [line Items]
Beginning balance	71,646
Financing cash flows	(22,191)
Interest expenses	295
Foreign exchange gain	(8)
Ending balance	49,742	71,646
Finance Lease Obligation [member]
Disclosure of reconciliation of liabilities arising from financing activities [line Items]
Beginning balance	102
Financing cash flows	(84)
New finance leases	55
Interest expenses	9
Others	(5)
Ending balance	77	¥ 102
Consideration Payable In Respect Of Acquisition [member]
Disclosure of reconciliation of liabilities arising from financing activities [line Items]
Acquisition of the Eighth Acquired Group	87
Ending balance	87
Consideration Payable In Respect Of Acquisition of Non Controlling Interests [member]
Disclosure of reconciliation of liabilities arising from financing activities [line Items]
Financing cash flows	(31)
Acquisition of non-controlling interests	150
Ending balance	119
Dividend Payable [member]
Disclosure of reconciliation of liabilities arising from financing activities [line Items]
Financing cash flows	(7,619)
Distribution to non-controlling interests	89
Dividends declared	¥ 7,530